Total
Alerian Energy Infrastructure ETF

ALPS ETF TRUST

Alerian Energy Infrastructure ETF (NYSE ARCA: ENFR)

(the “Fund”)

SUPPLEMENT DATED JUNE 10, 2021 TO THE PROSPECTUS

AND STATEMENT OF ADDITIONAL INFORMATION (“SAI”),

EACH DATED MARCH 31, 2021, AS SUPPLEMENTED

All changes noted in this supplement will be effective on July 1, 2021 (the “Effective Date”).

Summary Section of the Prospectus

Annual Fund Operating Expenses	Alerian Energy Infrastructure ETF Alerian Energy Infrastructure ETF Shares
Management Fees	0.35%	[1]
Other Expenses	none
Total Annual Fund Operating Expenses	0.35%	[1]
[1]	Restated to reflect current fees.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Alerian Energy Infrastructure ETF | Alerian Energy Infrastructure ETF Shares | USD ($)	36	113	196	443

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE